SHARE CAPITAL - Narrative (Details) - USD ($)				12 Months Ended
	Dec. 16, 2022	Jun. 17, 2022	May 06, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Sale of stock, number of shares authorized for sale, value		$ 125,000,000
Sale of stock, price per share (in dollars per share)				$ 3.74
Gross consideration for shares sold			$ 200,402,000	$ 31,247,688
Issuance of shares though "at-the-market" equity program				29,351,308	$ 0
Payments for share issue costs				1,896,380
Proceeds from the issuance of shares through the December 2022 Offering - Common Shares				27,264,038	0
Accretion expense on common shares, retractable				0	$ 2,031,863
Over-Allotment Option
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)	2,952,755
Sale of stock, price per share (in dollars per share)	$ 2.54
Gross consideration for shares sold				30,086,806
Payments for share issue costs				2,822,768
Proceeds from the issuance of shares through the December 2022 Offering - Common Shares				27,264,038
Over-allotment option period	30 days
Percentage of total number of units to be sold	15.00%
Public Stock Offering
Disclosure of classes of share capital [line items]
Sale of stock, price per share (in dollars per share)	$ 2.54
Gross consideration for shares sold	$ 50,000,002
Payments for share issue costs	4,691,821
Proceeds from the issuance of shares through the December 2022 Offering - Common Shares	45,308,181
Legal costs
Disclosure of classes of share capital [line items]
Payments for share issue costs				1,427,613
Legal costs | Over-Allotment Option
Disclosure of classes of share capital [line items]
Payments for share issue costs				1,360,338
Legal costs | Public Stock Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs	2,261,471
Commission costs
Disclosure of classes of share capital [line items]
Payments for share issue costs				468,767
Commission costs | Over-Allotment Option
Disclosure of classes of share capital [line items]
Payments for share issue costs				$ 1,462,430
Commission costs | Public Stock Offering
Disclosure of classes of share capital [line items]
Payments for share issue costs	$ 2,430,350
Share capital
Disclosure of classes of share capital [line items]
Issuance of shares though "at-the-market" equity program (in shares)				8,346,789
Issuance of shares though "at-the-market" equity program				$ 29,351,308
Issuance of shares though the December 2022 Offering (in shares)				19,685,040